Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following table shows the carrying amounts and fair values of the Company’s financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount				Fair value

December 31, 2019	Assets at amortized cost	Fair value through profit and loss	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value

Derivative assets	$-	$787	$-	$787	$-	$787	$-	$787

	$-	$787	$-	$787

Financial assets not measured at fair value

Cash	$34,751	$-	$-	$34,751	34,751	-	-	34,751

Amounts receivable	1,688	-	-	1,688	1,688	-	-	1,688

	$36,439	$-	$-	$36,439

Financial liabilities not measured at fair value

Accounts payable and accrued liabilities	$-	$-	$47,319	$47,319	47,319	-	-	47,319

Secured notes payable	-	-	378,869	378,869	378,083	-	-	378,083

	$-	$-	$426,188	$426,188

	Carrying amount				Fair value

December 31, 2018	Assets at amortized cost	Fair value through profit and loss	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value

Derivative assets	$-	$1,670	$-	$1,670	$-	$1,670	$-	$1,670

	$-	$1,670	$-	$1,670

Financial assets not measured at fair value

Cash	$30,708	$-	$-	$30,708	30,708	-	-	30,708

Amounts receivable	2,478	-	-	2,478	2,478	-	-	2,478

	$33,186	$-	$-	$33,186

Financial liabilities measured at fair value

Derivative liabilities	$-	$653	$-	$653	-	653	-	653

	$-	$653	$-	$653

Financial liabilities not measured at fair value

Accounts payable and accrued liabilities	$-	$-	$48,295	$48,295	48,295	-	-	48,295

Secured notes payable	-	-	408,144	408,144	412,976		-	412,976

	$-	$-	$456,439	$456,439

Disclosure of detailed information about financial liabilities and capital commitments including contractual obligations
The following table summarizes the contractual maturities of the Company’s significant financial liabilities and capital commitments, including contractual obligations:

	Less than	1 to 3	4 to 5	After 5
	1 Year	Years	Years	Years	Total
Gahcho Kué Diamond Mine commitments	$2,482	$-	$-	$-	$2,482
Revolving credit facility stand by charges	770	-	-	-	770
Notes payable - Principal	-	389,262	-	-	389,262
Notes payable - Interest	31,660	63,147	-	-	94,807
Forward Exchange Contracts:
(Inflows)	(13,430)	-	-	-	(13,430)
Outflows	12,978	-	-	-	12,978
	$34,460	$452,409	$-	$-	$486,869

Disclosure of detailed information about net assets (liabilities)
As at December 31, 2019 and 2018, the Company had cash, accounts payable and accrued liabilities, derivative assets, derivative liabilities, financing costs payable and the secured notes payable that are in U.S. dollars. The Canadian dollar equivalent is as follows:

	December 31,	December 31,

	2019	2018

Cash	$31,682	$16,837

Derivative assets	200	1,670

Accounts payable and accrued liabilities	(3,346)	(2,248)

Derivative liabilities	-	(653)

Secured notes payable	(389,262)	(422,262)

Total	$(360,726)	$(406,656)